Summary of Significant Accounting Policies - Anti Dilutive Securities Excluded From Computation of Diluted Net Loss Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the computation of diluted loss per share		661
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the computation of diluted loss per share	577	104
Warrants for common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the computation of diluted loss per share	1,743	28